Share-Based Compensation - Schedule of share-based compensation (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 15, 2020	Jan. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor	Successor	Successor	Successor	Successor	Successor
Share-based compensation recognized	$ 13					$ 10,942	$ 929
Cost of Sales [Member]
Share-based compensation recognized						33
General and Administrative Expense [Member]
Share-based compensation recognized	$ 13					$ 10,909	$ 929